Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (3,514,736)	$ (3,637,368)
Loss from discontinued operations		3,052,916
Loss from continuing operations	(3,514,736)	(584,452)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	928,795
Amortization of debt discount	896,348
Non-cash interest expense	1,874,963
Gain on settlement of debt	(4,179,971)
Gain on forgiveness of development grant	(176,933)
Change in fair value of derivative liability	3,004,387
Change in fair value of warrant liability
Changes in operating assets and liabilities:
Other receivables	438,579	(1,314)
Prepaid expenses and other assets	(16,729)	(7,804)
Accounts payable and other payables	677,531	(80,062)
Accrued interest on convertible notes	45	111,994
Refundable taxes receivable	29,701	(21,077)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES - CONTINUING OPERATIONS	(38,021)	(582,715)
NET CASH USED IN OPERATING ACTIVITIES - DISCONTINUED OPERATIONS		(298,649)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(38,021)	(881,363)
NET CASH PROVIDED BY INVESTING ACTIVITIES:
NET CASH PROVIDED BY INVESTING ACTIVITIES - CONTINUING OPERATIONS		648,108
NET CASH PROVIDED BY INVESTING ACTIVITIES - DISCONTINUED OPERATIONS
NET CASH PROVIDED BY INVESTING ACTIVITIES		648,108
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible notes	2,238,170	545,018
Repayment of convertible notes	(141,000)
Financing fees	(63,500)
Repayment of promissory notes	(138,561)	(275,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES - CONTINUING OPERATIONS	1,895,109	270,018
NET CASH PROVIDED BY FINANCING ACTIVITIES -DISCONTINUED OPERATIONS
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,895,109	270,018
Effect of exchange rate on cash	(9,508)	(30,455)
Net increase in cash	1,847,580	6,308
Cash, beginning of period	17,530	11,222
Cash, end of period	1,865,110	17,530
SUPPLEMENTAL CASH FLOW INFORMATION:
Common stock issued for conversion of debt	378,182
Common stock issued for CureDash	40,000
Common stock issued for Psytech	26,250
Accrued interest converted to common stock		300,362
Debt converted to common stock		$ 2,845,414